Cover	Aug. 10, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 10, 2026
Registrant Name	USA Rare Earth, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41711
Entity Tax Identification Number	98-1720278
Entity Address, Address Line One	100 W. Airport Road
Entity Address, City or Town	Stillwater
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74075
City Area Code	(813)
Local Phone Number	867-6155
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	USAR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0001970622
Amendment Flag	false